SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SUMMARY OF COMPENSATION EXPENSE RECOGNIZED FOR SHARE-BASED AWARDS	Compensation expense recognized for share-based awards was as follows:
	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	106	16,450	14,080

SUMMARY OF ASSUMPTIONS USED TO DETERMINE THE FAIR VALUE OF SHARE OPTIONS GRANTED

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model. Assumptions used to determine the fair value of share options granted during 2024 and 2025 are summarized in the following table:

	Year ended December 31,
	2024	2025
Risk-free interest rate	3.90%-4.38%	4.35%-4.40%
Expected volatility	59.20%-59.21%	60.31%-61.13%
Expected life of option (years)	20	20
Expected dividend yield	-	-
Fair value per ordinary share	0.13-0.53	0.45-1.01

SUMMARY OF STOCK OPTION ACTIVITY

A summary of the stock option activity under the 2015 Share Incentive Plan and 2018 Share Incentive Plan for the years ended December 31, 2023, 2024, and 2025 is included in the table below.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding at December 31, 2022	19,742,616	0.81	6.49	22,974
Granted
Forfeited	(5,047,307)	0.78
Exercised	(176,883)	0.03
Outstanding at December 31, 2023	14,518,426	0.83	5.58	15,553
Granted	11,920,000	0.11
Forfeited	(1,642,047)	0.54
Exercised	(355,543)	0.04
Outstanding at December 31, 2024	24,440,836	0.51	11.43	19,794
Granted	4,880,000	0.11	-	-
Forfeited	(3,065,568)	0.17	-	-
Exercised	(1,218,363)	0.82	-	-
Outstanding at December 31, 2025	25,036,905	0.46	11.73	21,353
Exercisable as of December 31, 2025	11,366,907	0.82	3.48	12,840
Expected to vest as of December 31, 2025	13,557,594	0.15	18.59	8,328